5. Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	R$ 1,948,409	R$ 1,040,075	R$ 982,073	R$ 1,480,727
Cash and Bank Accounts
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	167,728	157,470
Financial Investments with Immediate Liquidity
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	R$ 1,780,681	R$ 882,605